Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	COMMUNITY CAPITAL TRUST
Entity Central Index Key	0001078195
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000005044
Shareholder Report [Line Items]
Fund Name	CCM Community Impact Bond Fund
Class Name	CRA Shares
Trading Symbol	CRAIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about CRA Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.
Additional Information Phone Number	1-877-272-1977
Additional Information Website	https://funddocs.filepoint.com/ccmcib/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, CRA Shares	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the fiscal year ended May 31, 2026, the CRA Share Class of the Fund returned 4.65%. The Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index (TR) (USD) (the "Primary Benchmark") returned 5.13%. The Fund's secondary benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) (the "Secondary Benchmark," and together with the Primary Benchmark, the "Benchmarks") returned 4.95%.

Real gross domestic product growth in the U.S. during the Fund's fiscal year ended May 31, 2026, was roughly in line with the Federal Open Market Committee's long run expectations. Inflation levels in the U.S. were above the Federal Reserve's 2% target during the fiscal year.

Compared to the prior year, interest rates at the front end of the curve were lower while interest rates in the middle and long end of the curve were higher. The mixed change in U.S. Treasury rates had a modestly negative impact on the price return of the Primary Benchmark. However, returns generated by spread tightening, coupon payments, and paydowns on securitized bonds contributed to the Primary Benchmark's positive total return.

The portfolio management team employs an active management strategy, meaning that the team makes specific investment decisions in seeking to provide a high level of current income consistent with the preservation of capital through investments that Community Capital Management, LLC, the Fund's investment adviser, believes will have a positive impact. As of May 31, 2026, the Fund had an overall duration of 4.39 years, which was shorter than that of its Primary Benchmark and slightly longer than that of its Secondary Benchmark. The Fund's yield-to-worst was 4.89 percent, which was higher than both its Benchmarks.

During the fiscal year ended May 31, 2026, the CRA Share Class underperformed the Primary Benchmark. The underperformance was largely driven by the Fund's duration and yield curve positioning, and underweight allocation to corporate bonds. These detractors were partially offset by the Fund's overweight allocation to Agency Mortgage-Backed Securities ("Agency MBS") and taxable municipal bonds and its underweight allocation to U.S. Treasuries. The CRA Share Class also underperformed relative to its Secondary Benchmark, due to the Fund's underweight allocation to corporate bonds, partially offset by the Fund's duration and yield curve positioning, its overweight allocation to Agency MBS and taxable municipal bonds, and its underweight allocation to U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	CCM Community Impact Bond Fund, CRA Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
May/16	$500,000	$500,000	$500,000
May/17	$502,216	$507,893	$506,636
May/18	$498,436	$505,990	$503,845
May/19	$520,774	$538,376	$532,534
May/20	$548,431	$589,067	$570,768
May/21	$548,385	$586,682	$573,144
May/22	$509,429	$538,444	$534,824
May/23	$497,169	$526,907	$528,020
May/24	$502,870	$533,786	$538,556
May/25	$528,662	$562,924	$572,524
May/26	$553,251	$591,821	$600,848

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
CCM Community Impact Bond Fund, CRA Shares	4.65%	0.18%	1.02%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	4.95%	0.95%	1.85%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,935,060,545
Holdings Count | Holding	2,569
Advisory Fees Paid, Amount	$ 11,550,599
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,935,060,545	2,569	$11,550,599	34%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Non-Agency CMBS	0.4%
Asset-Backed Securities	1.9%
Short-Term Investments	2.0%
U.S. Treasury Obligations	11.3%
Municipal Bonds	12.3%
Corporate Bonds	13.0%
U.S. Government & Agency Obligations	59.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Comcast Corp.	4.650%	02/15/33	2.1%
Prologis	4.625%	01/15/33	2.0%
U.S. Treasury Notes	4.125%	02/15/36	1.9%
U.S. Treasury Notes	4.000%	11/15/35	1.9%
U.S. Treasury Notes	3.875%	04/30/30	1.4%
U.S. Treasury Notes	4.375%	05/15/36	1.3%
Toyota Motor Corp.	4.450%	06/30/30	1.3%
Bank of America Corp., SOFR + 1.990%	6.204%	11/10/28	1.3%
Prologis	1.250%	10/15/30	1.2%
U.S. Treasury Notes	3.500%	11/30/30	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-272-1977
Updated Prospectus Web Address	https://funddocs.filepoint.com/ccmcib/
C000048038
Shareholder Report [Line Items]
Fund Name	CCM Community Impact Bond Fund
Class Name	Institutional Shares
Trading Symbol	CRANX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Institutional Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.
Additional Information Phone Number	1-877-272-1977
Additional Information Website	https://funddocs.filepoint.com/ccmcib/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, Institutional Shares	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the fiscal year ended May 31, 2026, the Institutional Share Class of the Fund returned 5.02%. The Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index (TR) (USD) (the "Primary Benchmark") returned 5.13%. The Fund's secondary benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) (the "Secondary Benchmark," and together with the Primary Benchmark, the "Benchmarks") returned 4.95%.

Real gross domestic product growth in the U.S. during the Fund's fiscal year ended May 31, 2026, was roughly in line with the Federal Open Market Committee's long run expectations. Inflation levels in the U.S. were above the Federal Reserve's 2% target during the fiscal year.

Compared to the prior year, interest rates at the front end of the curve were lower while interest rates in the middle and long end of the curve were higher. The mixed change in U.S. Treasury rates had a modestly negative impact on the price return of the Primary Benchmark. However, returns generated by spread tightening, coupon payments, and paydowns on securitized bonds contributed to the Primary Benchmark's positive total return.

The portfolio management team employs an active management strategy, meaning that the team makes specific investment decisions in seeking to provide a high level of current income consistent with the preservation of capital through investments that Community Capital Management, LLC, the Fund's investment adviser, believes will have a positive impact. As of May 31, 2026, the Fund had an overall duration of 4.39 years, which was shorter than that of its Primary Benchmark and slightly longer than that of its Secondary Benchmark. The Fund's yield-to-worst was 4.89 percent, which was higher than both its Benchmarks.

During the fiscal year ended May 31, 2026, the Institutional Share Class underperformed the Primary Benchmark. The underperformance was largely driven by the Fund's duration and yield curve positioning, and underweight allocation to corporate bonds. These detractors were partially offset by the Fund's overweight allocation to Agency Mortgage-Backed Securities ("Agency MBS") and taxable municipal bonds and its underweight allocation to U.S. Treasuries. The Institutional Share Class outperformed relative to its Secondary Benchmark, largely driven by the Fund's duration and yield curve positioning, its overweight allocation to Agency MBS and taxable municipal bonds, and its underweight allocation to U.S. Treasuries. This outperformance was partially offset by the Fund's underweight allocation to corporate bonds.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	CCM Community Impact Bond Fund, Institutional Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
May/16	$100,000	$100,000	$100,000
May/17	$100,896	$101,579	$101,327
May/18	$100,493	$101,198	$100,769
May/19	$105,578	$107,675	$106,507
May/20	$111,692	$117,813	$114,154
May/21	$112,190	$117,336	$114,629
May/22	$104,686	$107,689	$106,965
May/23	$102,625	$105,381	$105,604
May/24	$104,273	$106,757	$107,711
May/25	$110,118	$112,585	$114,505
May/26	$115,645	$118,364	$120,170

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
CCM Community Impact Bond Fund, Institutional Shares	5.02%	0.61%	1.46%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	4.95%	0.95%	1.85%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,935,060,545
Holdings Count | Holding	2,569
Advisory Fees Paid, Amount	$ 11,550,599
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,935,060,545	2,569	$11,550,599	34%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Non-Agency CMBS	0.4%
Asset-Backed Securities	1.9%
Short-Term Investments	2.0%
U.S. Treasury Obligations	11.3%
Municipal Bonds	12.3%
Corporate Bonds	13.0%
U.S. Government & Agency Obligations	59.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Comcast Corp.	4.650%	02/15/33	2.1%
Prologis	4.625%	01/15/33	2.0%
U.S. Treasury Notes	4.125%	02/15/36	1.9%
U.S. Treasury Notes	4.000%	11/15/35	1.9%
U.S. Treasury Notes	3.875%	04/30/30	1.4%
U.S. Treasury Notes	4.375%	05/15/36	1.3%
Toyota Motor Corp.	4.450%	06/30/30	1.3%
Bank of America Corp., SOFR + 1.990%	6.204%	11/10/28	1.3%
Prologis	1.250%	10/15/30	1.2%
U.S. Treasury Notes	3.500%	11/30/30	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-272-1977
Updated Prospectus Web Address	https://funddocs.filepoint.com/ccmcib/
C000048039
Shareholder Report [Line Items]
Fund Name	CCM Community Impact Bond Fund
Class Name	Retail Shares
Trading Symbol	CRATX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Retail Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.
Additional Information Phone Number	1-877-272-1977
Additional Information Website	https://funddocs.filepoint.com/ccmcib/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, Retail Shares	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the fiscal year ended May 31, 2026, the Retail Share Class of the Fund returned 4.65%. The Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index (TR) (USD) (the "Primary Benchmark") returned 5.13%. The Fund's secondary benchmark, the Bloomberg Intermediate U.S. Aggregate Bond Index (USD) (the "Secondary Benchmark," and together with the Primary Benchmark, the "Benchmarks") returned 4.95%.

Real gross domestic product growth in the U.S. during the Fund's fiscal year ended May 31, 2026, was roughly in line with the Federal Open Market Committee's long run expectations. Inflation levels in the U.S. were above the Federal Reserve's 2% target during the fiscal year.

Compared to the prior year, interest rates at the front end of the curve were lower while interest rates in the middle and long end of the curve were higher. The mixed change in U.S. Treasury rates had a modestly negative impact on the price return of the Primary Benchmark. However, returns generated by spread tightening, coupon payments, and paydowns on securitized bonds contributed to the Primary Benchmark's positive total return.

The portfolio management team employs an active management strategy, meaning that the team makes specific investment decisions in seeking to provide a high level of current income consistent with the preservation of capital through investments that Community Capital Management, LLC, the Fund's investment adviser, believes will have a positive impact. As of May 31, 2026, the Fund had an overall duration of 4.39 years, which was shorter than that of its Primary Benchmark and slightly longer than that of its Secondary Benchmark. The Fund's yield-to-worst was 4.89 percent, which was higher than both its Benchmarks.

During the fiscal year ended May 31, 2026, the Retail Share Class underperformed the Primary Benchmark. The underperformance was largely driven by the Fund's duration and yield curve positioning, and underweight allocation to corporate bonds. These detractors were partially offset by the Fund's overweight allocation to Agency Mortgage-Backed Securities ("Agency MBS") and taxable municipal bonds and its underweight allocation to U.S. Treasuries. The Retail Share Class also underperformed relative to its Secondary Benchmark, due to the Fund's underweight allocation to corporate bonds, partially offset by the Fund's duration and yield curve positioning, its overweight allocation to Agency MBS and taxable municipal bonds, and its underweight allocation to U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	CCM Community Impact Bond Fund, Retail Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
May/16	$10,000	$10,000	$10,000
May/17	$10,064	$10,158	$10,133
May/18	$9,988	$10,120	$10,077
May/19	$10,447	$10,768	$10,651
May/20	$11,024	$11,781	$11,415
May/21	$11,024	$11,734	$11,463
May/22	$10,260	$10,769	$10,696
May/23	$10,012	$10,538	$10,560
May/24	$10,148	$10,676	$10,771
May/25	$10,679	$11,258	$11,450
May/26	$11,176	$11,836	$12,017

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
CCM Community Impact Bond Fund, Retail Shares	4.65%	0.27%	1.12%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	5.13%	0.17%	1.70%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)	4.95%	0.95%	1.85%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,935,060,545
Holdings Count | Holding	2,569
Advisory Fees Paid, Amount	$ 11,550,599
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,935,060,545	2,569	$11,550,599	34%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Non-Agency CMBS	0.4%
Asset-Backed Securities	1.9%
Short-Term Investments	2.0%
U.S. Treasury Obligations	11.3%
Municipal Bonds	12.3%
Corporate Bonds	13.0%
U.S. Government & Agency Obligations	59.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Comcast Corp.	4.650%	02/15/33	2.1%
Prologis	4.625%	01/15/33	2.0%
U.S. Treasury Notes	4.125%	02/15/36	1.9%
U.S. Treasury Notes	4.000%	11/15/35	1.9%
U.S. Treasury Notes	3.875%	04/30/30	1.4%
U.S. Treasury Notes	4.375%	05/15/36	1.3%
Toyota Motor Corp.	4.450%	06/30/30	1.3%
Bank of America Corp., SOFR + 1.990%	6.204%	11/10/28	1.3%
Prologis	1.250%	10/15/30	1.2%
U.S. Treasury Notes	3.500%	11/30/30	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-272-1977
Updated Prospectus Web Address	https://funddocs.filepoint.com/ccmcib/